Feb-26-04 14:25 From- T-785 P.003/003 F-154

Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-11314

NYSE

04007248

February 26, 2004

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
FEB 27 2004
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, LTC PROPERTIES, INC., 8.0% Series F Cumulative Preferred Stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 26, 2004. Tentative listing date – March 1, 2004.

Sincerely,

[signature]

887905